Business Combinations	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Business Combination and Asset Acquisition [Abstract]
Business Combinations
9. Business Combinations
Business Combination with Juniper Industrial Holdings, Inc.
On June 7, 2021, Juniper consummated a business combination with Midco pursuant to the Business Combination Agreement. Pursuant to ASC 805, for financial accounting and reporting purposes, Midco was deemed the accounting acquirer and Juniper was treated as the accounting acquiree, and the Business Combination was accounted for as a reverse recapitalization. Accordingly, the Business Combination was treated as the equivalent of Midco issuing equity for the net assets of Juniper, accompanied by a recapitalization. Under this method of accounting, the consolidated financial statements of Midco are the historical financial statements of Janus International Group, Inc. The net assets of Juniper were stated at historical costs, with no goodwill or other intangible assets recorded in accordance with U.S. GAAP, and are consolidated with Midco’s financial statements on the Closing Date. The shares and net income (loss) per share available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated to reflect the exchange ratio established in the Business Combination Agreement.
As a result of the Business Combination, Midco’s unitholders received aggregate consideration of approximately $1,200,000, which consisted of (i) $541,700 in cash at the closing of the Business Combination and (ii) 70,270,400 shares of common stock valued at $10.00 per share, totaling $702,700.
In connection with the closing of the Business Combination, the Sponsor received 2,000,000 shares of Janus’s Common Stock (pro rata among the Sponsor shares and shares held by certain affiliates) (the “Earnout Shares”) contingent upon achieving certain market share price milestone as outlined in the Business Combination Agreement. The vesting of the Earnout Shares occurred automatically as of the close of the trading on June 21, 2021 in accordance with the terms of the Earnout Agreement, entered into by and between the Company and the Sponsor at the closing of the Transaction.
Concurrently with the execution and delivery of the Business Combination Agreement, certain institutional accredited investors (the “PIPE Investors”), entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors purchased an aggregate of 25,000,000 shares of Common Stock (the “PIPE Shares”) at a purchase price per share of $10.00 (the “PIPE Investment”). One of the Company’s directors also purchased an aggregate of 1,000,000 of the PIPE Shares as part of the PIPE Investment. The PIPE Investment was closed on June 7, 2021 and the issuance of an aggregate of 25,000,000 shares of Common Stock occurred concurrently with the consummation of the Business Combination.
In connection with the Business Combination, the Group incurred direct and incremental costs of approximately $44,500 related to the equity issuance, consisting primarily of investment banking, legal, accounting and other professional fees. In addition, the Company incurred $4,468 in transaction bonuses paid to key employees and $5,210 in non-cash
share-based compensation expense due to the accelerated vesting of Midco’s legacy share-based compensation plan. See Note 10 - “Equity Incentive Plan and Unit Option Plan” for additional information.
G&M Stor-More Pty Ltd Acquisition

On January 19, 2021, the Company, through its wholly owned subsidiary Steel Storage Australia Pty Ltd. acquired 100% of the net assets of G&M Stor-More Pty Ltd. for total cash consideration of approximately $1,739. In aggregate, approximately $814 was attributed to intangible assets, approximately $929 was attributable to goodwill, and approximately $(4) was attributable to net liabilities assumed. The goodwill arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of the Company and Steel Storage. All of the goodwill was assigned to the Janus International segment of the business and is not deductible for income tax purposes.
The weighted-average amortization of acquired intangibles is 11.6 years.
During 2021, the Company incurred approximately $105
of third-party acquisition costs. These expenses are included in general and administrative expense of the Company’s Consolidated Statement of Operations and Comprehensive Income for the three months ended March 27, 2021.
Pro forma results of operations for this acquisition have not been presented as the historical results of operations for G&M Stor-More Pty Ltd. are not material to the consolidated results of operations.

10. Business Combinations
Access Control Technologies, LLC Acquisition
On August 31, 2021, Janus Core acquired 100% of the equity interests of ACT and all assets and certain liabilities of Phoenix for total consideration of approximately $10,333 which was comprised of approximately $9,383 cash plus $950 of hold back liability. The closing statement was finalized in the fourth quarter of 2021.
The assets
and liabilities of this acquisition have been recorded based upon management’s estimates of their fair market values as of the date of acquisition.
The following tables summarize the fair values of consideration transferred and the fair values of identified assets acquired, and liabilities assumed at the date of acquisition:

Fair Value of Consideration Transferred
Cash	$9,383
Hold Back Liability	950

Total Fair Value of Consideration Transferred	$10,333

Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Cash	169
Accounts receivable	1,101
Other current assets	103
Property and equipment	197
Identifiable intangible assets
Customer relationships	2,470
Backlog	280
Trademark	1,450
Recognized amounts of identifiable liabilities assumed
Accounts payable	(473)
Accrued expenses	(152)
Other liabilities	(1,396)

Total identifiable net assets	$3,749

Goodwill	$6,584

The fair values of assets acquired and liabilities assumed, including current and noncurrent income taxes payable and deferred taxes, may be subject to change as additional information is received and certain tax returns are finalized. Accordingly, the provisional measurements of fair value of income taxes payable and deferred taxes are subject to change. We expect to finalize the valuation as soon as practicable, but not later than one year from the acquisition date.
The goodwill balance of approximately $6,584 is attributable to the expansion of our product offerings and expected synergies of the combined workforce, products and technologies with ACT. All of the goodwill was assigned to the Janus North America segment of the business and is deductible for income tax purposes.
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Lives
Customer Relationships	$2,470	15 Years
Backlog	280	3 Months
Trade Name	1,450	Indefinite

Identifiable Intangible Assets	$4,200

Customer relationships represent the fair values of the underlying relationships with ACT’s customers. Unbilled contracts (“Backlog”) represent the fair value of ACT’s contracts that have yet to be billed. Trade names represent ACT’s trademarks, which consumers associate with the source and quality of the products and services they provide.
The weighted-average amortization of acquired intangibles is 8.84
During the year ended January
1
,
2022
, the Company incurred approximately $
284
of third-party acquisition costs. These expenses are included in general and administrative expense in the Company’s Consolidated Statement of Operations and Comprehensive Income for the year ended January
1
,
2022
.
The amounts of revenue and net income of ACT included in the results from the transaction date of August 31, 2021 through January 1, 2022 are as follows:

Periods from September 1, 2021 through January 1, 2022

Revenue	$3,572
Net Income	(869)
DBCI, LLC Acquisition
On August 17, 2021, Janus Core acquired 100% of the equity interests of DBCI for total cash consideration of approximately $169,173. The Company is working with the seller to finalize the net working capital adjustment which is expected to be finalized as soon as practicabl
e
.

The assets and liabilities of this acquisition have been recorded based upon management’s estimates of their fair market values as of the date of acquisition.
The following tables summarize the fair value of consideration transferred and the fair value of identified assets acquired, and liabilities assumed at the date of acquisition:

Fair Value of Consideration Transferred
Cash	$169,173

Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Cash	208
Accounts receivable	8,502
Inventories	9,075
Property and equipment	7,803
Other assets	29
Identifiable intangible assets
Customer relationships	26,320
Backlog	3,130
Trademark	20,850
Recognized amounts of identifiable liabilities assumed
Accounts payable	(8,012)
Accrued expenses	(571)
Other liabilities	(887)

Total identifiable net assets	$66,446

Goodwill	$102,727

The goodwill arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of DBCI and Janus Core. All of the goodwill was assigned to Janus North America segment and is deductible for income tax purposes.

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Lives
Customer Relationships	$26,320	10 Years
Backlog	3,130	4 Months
Trade Name	20,850	Indefinite

Identifiable Intangible Assets	$50,300

Customer relationships represent the fair values of the underlying relationships with DBCI’s customers. Unbilled contracts (“Backlog”) represent the fair value of DBCI’s contracts that have yet to be billed. Trade names represent DBCI’s trademarks, which consumers associate with the source and quality of the products and services they provide.
The weighted-average amortization of acquired intangibles is 5.25.
During the year ended January 1, 2022, the Company incurred approximately $2,685 of third-party acquisition costs. These expenses are included in general and administrative expense in the Company’s Consolidated Statement of Operations and Comprehensive Income for year ended January 1, 2022.

The amounts of revenue and net income of DBCI included in the Consolidated Statements of Operations and Comprehensive Income from the transaction date of August
17
,
2021
through January
1
,
2022
are as follows:

Periods from August 18, 2021 through January 1, 2022

Revenue	$33,037
Net Income	2,820
Pro Forma Financial Information
The following unaudited pro forma information is based on estimates and assumptions that the Company believes to be reasonable. However, this information is not necessarily indicative of the Company’s consolidated results of income in future periods or the results that actually would have been realized had the Company and DBCI and ACT been combined companies during the periods presented. These pro forma results exclude any savings or synergies that would have resulted from these business combinations had they occurred on December 2
9
, 2019. This unaudited pro forma supplemental information includes incremental asset amortization, accounting policy alignment, nonrecurring transaction costs, and other charges as a result of the acquisitions, net of the related tax effects.
The following unaudited pro forma information has been prepared as if the DBCI and ACT acquisitions had taken place on December 29, 2019. The Company prepared the table based on certain estimates and assumptions. These estimates and assumptions were made solely for the purposes of developing such unaudited pro forma information and have not been adjusted to provide period over period comparability.

	Year Ended
	January 1, 2022	December 26, 2020
Revenue	$809,647	$637,239
Net Income	44,574	59,232
Business Combination with Juniper Industrial Holdings, Inc.
On June 7, 2021, Juniper consummated a business combination with Midco pursuant to the Business Combination Agreement. Pursuant to ASC 805, for financial accounting and reporting purposes, Midco was deemed the accounting acquirer and Juniper was treated as the accounting acquiree, and the Business Combination was accounted for as a reverse recapitalization. Accordingly, the Business Combination was treated as the equivalent of Midco issuing equity for the net assets of Juniper, accompanied by a recapitalization. Under this method of accounting, the consolidated financial statements of Midco are the historical financial statements of Janus International Group, Inc. The net assets of Juniper were stated at historical costs, with no goodwill or other intangible assets recorded in accordance with U.S. GAAP, and are consolidated with Midco’s financial statements on the Closing Date. The shares and net income (loss) per share available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated to reflect the exchange ratio established in the Business Combination Agreement.
As a result of the Business Combination, Midco’s unitholders received aggregate consideration of approximately $1,200,000, which consisted of (i) $541,700 in cash at the closing of the Business Combination and (ii) 70,270,400 shares of common stock valued at $10.00 per share, totaling $702,700.
In connection with the closing of the Business Combination, the Sponsor received 2,000,000 shares of Janus’s Common Stock (pro rata among the Sponsor shares and shares held by certain affiliates) (the “Earnout Shares”) contingent upon achieving certain market share price milestone as outlined in the Business Combination

Agreement. The vesting of the Earnout Shares occurred automatically as of the close of the trading on June 21, 2021 in accordance with the terms of the Earnout Agreement, entered into by and between the Company and the Sponsor at the closing of the Transaction. All Earnout Shares were issued or released during the year ended January 1, 2022.
Concurrently with the execution and delivery of the Business Combination Agreement, certain institutional accredited investors (the “PIPE Investors”), entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors purchased an aggregate of 25,000,000 shares of Common Stock (the “PIPE Shares”) at a purchase price per share of $10.00 (the “PIPE Investment”). One of the Company’s directors also purchased an aggregate of 1,000,000 of the PIPE Shares as part of the PIPE Investment. The PIPE Investment was closed on June 7, 2021 and the issuance of an aggregate of 25,000,000 shares of Common Stock occurred concurrently with the consummation of the Business Combination.
In connection with the Business Combination, the Group incurred direct and incremental costs of approximately $50,600 related to the equity issuance, consisting primarily of investment banking, legal, accounting and other professional fees. In addition, the Company incurred $4,468 in transaction bonuses paid to key employees and $2,059 in non-cash share-based compensation expense due to the accelerated vesting of Midco’s legacy share-based compensation plan. The transaction bonuses and share-based compensation are included in general and administrative expense on the Company’s Consolidated Statement of Operations and Comprehensive Income for year ended January 1, 2022. See Note 12 - “Equity Incentive Plan and Unit Option Plan” for additional information.
G&M Stor-More Pty Ltd Acquisition
On January 19, 2021, the Company, through its wholly owned subsidiary Steel Storage Australia Pty Ltd. acquired 100% of the net assets of G&M Stor-More Pty Ltd. for total cash consideration of approximately $1,739. In aggregate, approximately $814 was attributed to intangible assets, approximately $929 was attributable to goodwill, and approximately $(4) was attributable to net liabilities assumed. The goodwill arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of the Company and Steel Storage. All of the goodwill was assigned to the Janus International segment of the business and is not deductible for income tax purposes.
The weighted-average amortization of a
cq
uired intangibles is 11.6 years.
During the year ended January 1, 2022, the Company incurred approximately $105 of third-party acquisition costs. These expenses are included in general and administrative expense of the Company’s Consolidated Statement of Operations and Comprehensive Income for the year ended January 1, 2022.
Pro forma results of operations for this acquisition have not been presented as the historical results of operations for G&M Stor-More Pty Ltd. are not material to the consolidated results of operations in the prior years.
SSA Acquisition
On January 2, 2020, the Company, through its wholly owned subsidiary JIE acquired 100% of the outstanding common stock of SSA.
In 2020, the Company incurred approximately $205
of third-party acquisition costs. The expenses are included in general and administrative expense in the Company’s Consolidated Statement of Operations and Comprehensive Income for the year ended December 26, 2020.
The goodwill of approximately $2,402 arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of the Company and SSA. All of the goodwill was assigned to the Janus International segment of the business. The goodwill is not deductible for income tax purposes.
The following table summarizes the consideration paid for SSA and the amounts of the assets acquired and liabilities assumed at the acquisition date.

Fair Value of Consideration Transferred	2020

Cash Plus Restricted Cash to be Provided to the Seller	$6,538

Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed
Cash	1,516
Accounts receivable	1,353
Inventories	393
Prepaid expenses and other current assets	629
Property and equipment	378
Identifiable intangible assets
Customer relationships	2,347
Noncompete	120
Other assets	11
Recognized amounts of identifiable liabilities assumed
Accounts payable	(1,280)
Accrued expenses	(679)
Other liabilities	(652)

Total identifiable net assets	$4,136

Deferred tax liability

Goodwill	$2,402

The weighted-average amortization of acquired intangible assets is 9.8 years.
The amounts of approximately $9,511 of revenue and $205
of net loss of SSA included in the results from the transaction date of January 2, 2020 through December 26, 2020 are included in the Consolidated Statement of Operations and Comprehensive Income.
Supplemental pro forma information has not been provided as this acquisition did not have a material impact on the Company’s Consolidated Statements of Operations and Comprehensive Income
BETCO Acquisition
On March 1, 2019, the Company, through its wholly owned subsidiary Cobb acquired 100% of the outstanding common stock of BETCO. BETCO is in the business of manufacturing and installing steel building structures for self-storage customers. As a result of the acquisition, the Company will be able to expand its product offerings. The Company also expects to reduce costs through economies of scale.
In 2019, the Company incurred approximately $736
of third-party acquisition-related costs. The expenses are included in general and administrative expense in the Company’s Consolidated Statement of Operations and Comprehensive Income for the year ended December 28, 2019.
The goodwill of approximately $22,685 arising from the acquisition consists largely of the synergies and economies of scale expected from combining the operations of the Company and BETCO. All of the goodwill was assigned to the Janus North America segment of the business. The goodwill is not deductible for income tax purposes
During year ended December 26, 2020, the final settlement of the contingent consideration occurred. The total contingent consideration paid was less than the original estimate. As such, an approximate $2,875 adjustment to the liability was recorded in the period.
The

following table summarizes the consideration paid for BETCO and the amounts of the assets acquired and liabilities assumed at the acquisition date.

Fair value of consideration transferred	2019
Cash	$42,085
Contingent Consideration	4,600
Total Consideration	$46,685
Recognized amounts of identifiable assets acquired
Cash	$2,727
Accounts receivable	1,034
Inventories	4,031
Prepaid expenses and other current assets	342
Property and equipment	3,628

Identifiable intangible assets
Customer relationships	20,200
Trademark	5,400
Backlog	3,800
Other assets	6
Recognized amounts of identifiable liabilities assumed
Accounts payable	(1,937)
Accrued expenses	467
Other liabilities	(8,593)
Total identifiable net assets	$30,181
Deferred tax liability	$(6,181)
Goodwill	$22,685
The

weighted-average amortization period of acquired intangible assets is
12.8
years.
The amounts of revenue and net loss of BETCO included in the results from the transaction date of March 1, 2019 through December 28, 2019 are as follows:

Periods from March 1, 2019 through December 28, 2019
Revenue	$50,468
Net Income (loss)	(464)
The following unaudited pro forma information has been prepared as if the BETCO acquisition had taken place on January 1, 2019. The Company prepared the table based on certain estimates and assumptions. These estimates and assumptions were made solely for the purposes of developing such unaudited pro forma information and have not been adjusted to provide period over period comparability.

Year Ended December 28, 2019
Revenue	$574,284
Net Income (loss)	$35,777